Operating expenses, General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General and Administrative Expenses [abstract]
Total compensation to employees and Directors	$ 11,652	$ 11,763	$ 11,890
Office and administrative expenses	3,940	3,818	3,351
Audit, legal and consultancy	1,856	1,308	1,325
Total general and administrative expenses	$ 17,448	$ 16,889	$ 16,565